Shareholders’ Deficit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 02, 2026	Jan. 14, 2026	Sep. 17, 2024	Sep. 09, 2021	Jan. 01, 2016
Shareholders’ Deficit [Line Items]
Sale of shares (in Shares)			14,121	59,772
Proceeds from sale			$ 30,000	$ 405,000
Aggregate grant date fair value			$ 87,378	1,046,188
Weighted-average period			6 months
Total fair value of options vested		$ 7,966
Options exercised
Stock based compensation expense			$ 53,776	$ 3,788
Options granted (in Shares)
Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)				$ 2.26			$ 4.65
Issued warrants (in Shares)	49,615	13,534	69,333	302,308			3,561
Aggregate grant date fair value	$ 63,836	$ 25,625
2021 EIP [Member]
Shareholders’ Deficit [Line Items]
Issuance of common stock (in Shares)								200,000
Employee Equity Incentives Plans [Member]
Shareholders’ Deficit [Line Items]
Unrecognized compensation cost	$ 19,142		$ 50,151
Weighted-average period	3 months 18 days
Total fair value of options vested	$ 27,108	0	$ 105,074	$ 153,542
Stock based compensation expense	69,095	0
Common Stock [Member]
Shareholders’ Deficit [Line Items]
Warrants to purchase of common stock (in Shares)			12,121
Exercise price per share (in Dollars per share)			$ 1.65		$ 4.25	$ 3
Common Stock [Member] | Private Placement [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)			$ 15
Common Stock [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)				$ 17
Stock Option [Member]
Shareholders’ Deficit [Line Items]
Options exercised
Stock based compensation expense	22,627	$ 7,126	$ 98,752	$ 77,860
Share-Based Payment Arrangement, Option [Member]
Shareholders’ Deficit [Line Items]
Fair value options granted (in Dollars per share)			$ 1.53	$ 4
Share-Based Payment Arrangement [Member]
Shareholders’ Deficit [Line Items]
Unrecognized compensation cost			$ 337,252
Total fair value of options vested			$ 34,238	$ 60,588
Share-Based Payment Arrangement [Member] | Employee Equity Incentives Plans [Member]
Shareholders’ Deficit [Line Items]
Unrecognized compensation cost	268,157
Total fair value of options vested	$ 69,096
Consultants [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)			$ 2.2	$ 5.69
Consultants [Member] | Common Stock [Member]
Shareholders’ Deficit [Line Items]
Purchase of shares (in Shares)			75,000	25,050
Consultants [Member] | Restricted Stock [Member]
Shareholders’ Deficit [Line Items]
Purchase of shares (in Shares)			187,500
Private Placement [Member]
Shareholders’ Deficit [Line Items]
Sale of shares (in Shares)		2,000
Proceeds from sale		$ 10,000
Warrants to purchase of common stock (in Shares)		1,176,471	11,765	25,501
Obligation to issue shares (in Shares)			5,478
Stock issuance fee			$ 35,134
Private Placement [Member] | Common Stock [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)		$ 0.15
Common Stock [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)				$ 16
Common Stock [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Issued warrants (in Shares)				4,386
Common Stock [Member] | 2016 EIP [Member]
Shareholders’ Deficit [Line Items]
Issuance of common stock (in Shares)									155,037